Income Taxes - Schedule of Deferred Tax Assets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Allowance for credit losses	¥ 512,352	¥ 511,165
Net operating loss carry forwards	306,129	406,811
Impairment of investments	82,579
Accelerated depreciation of property, equipment and software	939
Less: valuation allowance	(832,377)	(917,976)	¥ (964,426)
Total deferred tax assets, net	69,622
Deferred tax liabilities
Unrealized gain of investment in marketable securities	83,359
Intangible asset from acquisition	546	763
Total deferred tax liabilities	83,905	763
Net off against deferred tax assets	(69,622)
Net deferred tax liabilities	¥ 14,283	¥ 763